13FCONP 2/14/06

WMCONF

NON-PUBLIC

05077007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

CONFIDENTIAL

Report for the Calendar Year or Quarter Ended: __06/30/05____

CONFIDENTIAL TREATMENT EXPIRED

RECD S.E.C.
AUG 16 2005
1086

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets CORP
Address: _622 Thurd Avenue, Ninth Floor
_New York, NY 10017

13F File Number: 028-06918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar
Title: ___Executive Director
Phone: ___212-667-6239

Signature, Place, and Date of Signing:

[Signature]	[City, State]	[Date]
Vince M Saponar	NEW YORK, NY	08/04/05

PROCESSED
JUN 30 2006
THOMSON
FINANCIAL

Report Type (Check only one):

Corrected typographical error to reflect current year, 2005

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ___65___

Form 13F Information Table Value Total: $___ 169,325,624__
(thousands)

List of Other Included Managers: NONE

<Table>PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE JUN05

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
AUDIOCODES LTD	ORD	M15342104	341,115	34,283		34,283	0	0		34,283	0	0
ADVANCED ENERGY INDS	NOTE	007973AC4	5,934,266	6017,000		6017,000	0	0		6017,000	0	0
AGERE SYS INC	NOTE	00845VAA8	3,035,047	3026,000		3026,000	0	0		3026,000	0	0
ALLOY INC	DBCV	019855AB1	4,680,589	5300,000		5300,000	0	0		5300,000	0	0
AMKOR TECHNOLOGY INC	NOTE	031652AH3	478,500	550,000		550,000	0	0		550,000	0	0
AMKOR TECHNOLOGY INC	NOTE	031652AN0	568,480	608,000		608,000	0	0		608,000	0	0
ANDREW CORP	NOTE	034425AB4	609,276	540,000		540,000	0	0		540,000	0	0
APRIA HEALTHCARE GROUP INC	NOTE	037933AB4	3,795,222	3502,000		3502,000	0	0		3502,000	0	0
AVATAR HLDGS INC	NOTE	053494AF7	1,105,520	1000,000		1000,000	0	0		1000,000	0	0
CV THERAPEUTICS INC	NOTE	126667AB0	246,250	250,000		250,000	0	0		250,000	0	0
CV THERAPEUTICS INC	NOTE	126667AF1	253,244	181,000		181,000	0	0		181,000	0	0
CIENA CORP	NOTE	171779AA9	882,500	1000,000		1000,000	0	0		1000,000	0	0
COMMSCOPE INC	COM	203372107	1,308,750	75,000		75,000	0	0		75,000	0	0
COMMUNITY HEALTH SYS INC NEW	NOTE	203668AA6	4,799,980	4155,000		4155,000	0	0		4155,000	0	0
CUBIST PHARMACEUTICALS INC	NOTE	229678AB3	462,760	500,000		500,000	0	0		500,000	0	0
CYTYC CORP	NOTE	232946AB9	3,427,410	3500,000		3500,000	0	0		3500,000	0	0
DIGITAL RIV INC	COM	25388B104	498,475	15,700		15,700	0	0		15,700	0	0
FEI CO	NOTE	30241LAB5	2,579,540	2554,000		2554,000	0	0		2554,000	0	0
FAIR ISAAC CORP	NOTE	303250AD6	3,482,774	3422,000		3422,000	0	0		3422,000	0	0
FAIRCHILD SEMICONDUCTOR CORP	NOTE	303727AJ0	2,652,710	2719,000		2719,000	0	0		2719,000	0	0
FINISAR	NOTE	31787AAF8	2,011,554	2700,000		2700,000	0	0		2700,000	0	0

FISHER SCIENTIFIC INTL INC	NOTE	338032AX3	563,503	543,000		543,000	0	0		543,000	0	0
GOODYEAR TIRE & RUBR CO	COM	382550101	2,102,468	141,200		141,200	0	0		141,200	0	0
HEADWATERS INC	NOTE	42210PAB8	1,926,135	1500,000		1500,000	0	0		1500,000	0	0
HUMAN GENOME SCIENCES INC	NOTE	444903AF5	1,067,000	1100,000		1100,000	0	0		1100,000	0	0
HUMAN GENOME SCIENCES INC	NOTE	444903AH1	339,150	357,000		357,000	0	0		357,000	0	0
HUTCHINSON TECHNOLOGY INC	NOTE	448407AE6	6,385,492	4609,000		4609,000	0	0		4609,000	0	0
INCYTE CORP	NOTE	45337CAE2	1,405,105	1625,000		1625,000	0	0		1625,000	0	0
INTERNATIONAL RECTIFIER CORP	NOTE	460254AE5	560,293	571,000		571,000	0	0		571,000	0	0
INVITROGEN CORP	NOTE	46185RAD2	2,960,434	2866,000		2866,000	0	0		2866,000	0	0
INVITROGEN CORP	NOTE	46185RAJ9	1,402,806	1062,000		1062,000	0	0		1062,000	0	0
IVAX CORP	NOTE	465823AG7	645,000	645,000		645,000	0	0		645,000	0	0
JETBLUE AWYS CORP	COM	477143101	1,788,666	87,252		87,252	0	0		87,252	0	0
K V PHARMACEUTICAL CO	NOTE	482740AC1	480,716	515,000		515,000	0	0		515,000	0	0
KERZNER INTL LTD	NOTE	492520AB7	3,723,352	3310,000		3310,000	0	0		3310,000	0	0
KULICKE & SOFFA INDS INC	NOTE	501242AL5	1,232,867	1675,000		1675,000	0	0		1675,000	0	0
LSI LOGIC CORP	NOTE	502161AG7	2,873,932	2914,000		2914,000	0	0		2914,000	0	0
LSI LOGIC CORP	NOTE	502161AJ1	1,032,101	1039,000		1039,000	0	0		1039,000	0	0
LTX CORP	NOTE	502392AE3	7,252,000	7400,000		7400,000	0	0		7400,000	0	0
LINCARE HLDGS INC	DBCV	532791AB6	484,406	480,000		480,000	0	0		480,000	0	0
MCDATA CORP	NOTE	580031AD4	2,156,128	2600,000		2600,000	0	0		2600,000	0	0
MERCURY INTERACTIVE CORP	COM	589405109	889,488	23,200		23,200	0	0		23,200	0	0
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	18,942,734	9340,000		9340,000	0	0		9340,000	0	0
NAVISTAR FINL CORP	NOTE	638902AM8	7,074,561	7166,000		7166,000	0	0		7166,000	0	0
NORTHWEST AIRLS CORP	CL A	667280101	243,714	53,800		53,800	0	0		53,800	0	0
PSS WORLD MED INC	NOTE	69366AAB6	4,295,880	4500,000		4500,000	0	0		4500,000	0	0
PHARMACEUTICAL RES INC	NOTE	717125AC2	2,258,919	2848,000		2848,000	0	0		2848,000	0	0
PHELPS DODGE CORP	PFD	717265508	3,219,501	16,800		16,800	0	0		16,800	0	0
PROTEIN DESIGN LABS INC	COM	74369L103	943,645	46,692		46,692	0	0		46,692	0	0
QUANTUM CORP	NOTE	747906AE5	458,272	477,000		477,000	0	0		477,000	0	0
RPM INTL INC	COM	749685103	980,562	53,700		53,700	0	0		53,700	0	0
PAGE TOTAL		51	122,842,792									

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE JUN21

(ITEM 1) NAME OF ISSUES	(ITEM 2) TITLE OF CLASS	(ITEM 3) CUSIP NO	(ITEM 4) FAIR MARKET VALUE	(ITEM 5) SHARES OR PRINCIPAL AMOUNT	P/C	(ITEM 6) INVESTMENT DISCRETION SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	(ITEM 7) MGR	(ITEM 8) VOTING AUTHORITY SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
RADISYS CORP	NOTE	750459AD1	2,744,940	3000,000		3000,000	0	0		3000,000	0	0
ROGERS COMMUNICATIONS INC	DBCV	775109AE1	14,899,357	13160,000		13160,000	0	0		13160,000	0	0
ROPER INDS INC NEW	COM	776696106	979,799	13,740		13,740	0	0		13,740	0	0
SERENA SOFTWARE INC	NOTE	817492AB7	5,902,321	5776,000		5776,000	0	0		5776,000	0	0
SONIC AUTOMOTIVE INC	NOTE	83545GAE2	944,619	975,000		975,000	0	0		975,000	0	0
TERADYNE INC	SDCV	880770AD4	1,572,000	1600,000		1600,000	0	0		1600,000	0	0
UNIVERSAL HLTH SVCS INC	DBCV	913903AL4	5,651,686	7970,000		7970,000	0	0		7970,000	0	0
VALEANT PHARMACEUTICALS INTL	NOTE	91911XAD6	872,997	1020,000		1020,000	0	0		1020,000	0	0
VEECO INSTRS INC DEL	NOTE	922417AB6	5,622,750	6300,000		6300,000	0	0		6300,000	0	0
VEECO INSTRS INC DEL	COM	922417100	311,941	19,161		19,161	0	0		19,161	0	0
VISHAY INTERTECHNOLOGY INC	COM	928298108	968,344	81,855		81,855	0	0		81,855	0	0
WMS INDS INC	NOTE	929297AE9	3,683,852	2040,000		2040,000	0	0		2040,000	0	0
WATSON PHARMACEUTICALS INC	DBCV	942683AC7	1,801,980	1918,000		1918,000	0	0		1918,000	0	0
WEBMD CORP	NOTE	94769MAE5	526,246	570,000		570,000	0	0		570,000	0	0
PAGE TOTAL		14	46,482,832									
GRAND TOTAL		65	169,325,624									